INTANGIBLE ASSETS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS
Cost	CAD 2,036	CAD 1,626
Accumulated Amortization	688	460
Finite-Lived Intangible Assets, Net, Total	1,348	1,166
Amortization expenses
Total amortization expense for intangible assets	158	CAD 106	CAD 82
Expected aggregate amortization expense
2016	180
2017	160
2018	144
2019	130
2020	CAD 117
Software
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	11.60%	12.90%
Cost	CAD 1,295	CAD 1,049
Accumulated Amortization	516	337
Finite-Lived Intangible Assets, Net, Total	CAD 779	CAD 712
Natural gas supply opportunities
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.00%	3.70%
Cost	CAD 484	CAD 340
Accumulated Amortization	122	83
Finite-Lived Intangible Assets, Net, Total	CAD 362	CAD 257
Power purchase agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.80%	3.40%
Cost	CAD 94	CAD 113
Accumulated Amortization	11	11
Finite-Lived Intangible Assets, Net, Total	CAD 83	CAD 102
Land leases, permits and other
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.20%	4.00%
Cost	CAD 163	CAD 124
Accumulated Amortization	39	29
Finite-Lived Intangible Assets, Net, Total	CAD 124	CAD 95